As filed with the Securities and Exchange Commission on November 6, 2014

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 146	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 148	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (December 5, 2014) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 146 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 67, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 146 is filed solely for the purpose of designating December 5, 2014 as the new effective date of Post-Effective Amendment No. 67, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 73 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 79 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 85 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 96 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 103 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 109 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 123 to the Trust’s Registration Statement, as filed September 11, 2014 and Post-Effective Amendment No. 135 to the Trust’s Registration Statement, as filed October 9, 2014. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 146 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 6th day of November, 2014.

PIMCO ETF TRUST
(Registrant)
By:
Brent R. Harris*, President
*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Brent R. Harris*	Trustee	November 6, 2014
E. Philip Cannon*	Trustee	November 6, 2014
J. Michael Hagan*	Trustee	November 6, 2014
Douglas M. Hodge*	Trustee	November 6, 2014
Ronald C. Parker*	Trustee	November 6, 2014
Brent R. Harris*	President (Principal Executive Officer)	November 6, 2014
Trent W. Walker**	Treasurer (Principal Financial and Accounting Officer)	November 6, 2014

*, **By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.